Service Shares [Member] Average Annual Total Returns - Service	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	14.16%	14.57%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.08%	13.69%	14.06%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.65%	11.25%	12.12%